Fair Values (fair value of the Level 3 financial assets) (Details) - Designated as Hedging Instrument [Member] CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	CAD 51
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(10)
Net transfers out of Level 3	2
Ending Balance	40
Regulated fuel for generation and purchased power [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	(1)
Non-regulated fuel for generation and purchased power [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	0
Regulatory Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	2
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	2
Total realized and unrealized gains (losses) included in non-regulated operating revenues	0
Net transfers out of Level 3	0
Ending Balance	0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulated fuel for generation and purchased power [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	(1)
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Non-regulated fuel for generation and purchased power [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulatory Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	(1)
Regulatory Deferral Hedge [Member] | Oil Financial Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Net transfers out of Level 3	2
Ending Balance	1
Regulatory Deferral Hedge [Member] | Oil Financial Derivatives [Member] | Regulatory Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	3
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	57
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(18)
Net transfers out of Level 3	0
Ending Balance	39
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Non-regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Regulatory Assets [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	(8)
Total realized and unrealized gains (losses) included in non-regulated operating revenues	8
Net transfers out of Level 3	0
Ending Balance	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Non-regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated anmd non-gulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Regulatory Assets [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Unrealized gains (losses) included in regulatory assets or liabilities	CAD 0